Equity (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding shares, Beginning	2,760	3,498
Options outstanding, Options issued	890	270
Options outstanding, Exercised	(19)	(2)
Options outstanding, Forfeited	(239)	(1,006)
Options outstanding shares, Ending	3,392	2,760
Weighted average grant date fair value, Options issued	$ 1.32	$ 1.67
Weighted average grant date fair value, Exercised	4.51	8.83
Weighted average grant date fair value, Forfeited	5.2	8.26
Weighted average exercise price, Beginning	2.69	5.56
Weighted average exercise price, Options issued	1.86	2.15
Weighted average exercise price, Exercised	1.86	2.12
Weighted average exercise price, Forfeited	1.87	7.05
Weighted average exercise price, Ending	$ 2.55	$ 2.69
Options exercisable, Beginning	1,543	1,499
Options exercisable, Ending	1,951	1,543
Weighted average exercise price options exercisable, Beginning	$ 3.06	$ 8.18
Weighted average exercise price options exercisable,Ending	$ 2.93	$ 3.06